Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 15 — SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ CODM are Ms. Wang, the Chairwoman of the Board of Directors and Mr. Hu, CEO.

The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ operating segments are based on such organizational structure and information reviewed by the CODM to evaluate the operating segment results. Based on management’s assessment, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries has determined that it has two operating segments: (i) educational content services and other services. (ii) IT related solution services.

The following table presents revenue by segments for the years ended December 31, 2020, 2021 and 2022, respectively:

	For the Year Ended December 31, 2020
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	95,629,319	309,302,635	404,931,954
Cost of revenue and related tax	(36,412,678)	(239,377,434)	(275,790,112)
Gross profit	59,216,641	69,925,201	129,141,842
Depreciation and amortization	521,378	3,958,594	4,479,972
Net income	45,611,024	41,299,367	86,910,391

	For the Year Ended December 31, 2021
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	108,175,596	365,071,687	473,247,283
Cost of revenue and related tax	(57,714,804)	(311,337,330)	(369,052,134)
Gross profit	50,460,792	53,734,357	104,195,149
Depreciation and amortization	105,523	3,914,361	4,019,884
Net income	27,851,387	25,079,237	52,930,624

	For the Year Ended December 31, 2022
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	300,808,236	204,916,075	505,724,311
Cost of revenue and related tax	(278,136,091)	(233,129,243)	(511,265,334)
Gross profit	22,672,145	(28,213,168)	(5,541,023)
Depreciation and amortization	51,190	3,905,647	3,956,837
Net loss	(1,616,559)	(194,966,487)	(196,583,046)

	December 31, 2021	December 31, 2022
	RMB	RMB
Identifiable long-lived assets, net:
IT related solution services	275,851	-
Educational content service and other services	223,821,430	214,441,814
Total	224,097,281	214,441,814

Substantially the majority of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ long-lived assets are substantially all located in and derived from China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.